Note 16 - Stock-based Compensation (Details) - Nonvested Options Activity (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Nonvested Options Activity [Abstract]
Outstanding number	3,254,092	508,750	1,314,722
Outstanding weighted average exercise price per share	$ 0.35	$ 0.66	$ 2.48
Granted number	4,693,644	1,150,000
Granted weighted average exercise price per share	$ 0.36	$ 0.23
Vested number	(1,667,886)	(1,901,722)
Vested weighted average exercise price per share	$ 0.39	$ 1.52
Cancelled	(43,750)
Cancelled	$ 2.87
Forfeited or expired number	(236,666)	(54,250)
Forfeited or expired weighted average exercise price per share	$ 0.50	$ 3.41